INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Carrying amount of intangible asset	$ 908		$ 946	$ 17,739
Amortization expense	$ 38	$ 800	$ 2,119	1,941
Weighted average amortization period remaining for intangible assets	6 years		6 years 2 months 12 days
Tradenames [Member] | JustCBD [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying amount of intangible asset			$ 500
Weighted average amortization period remaining for intangible assets			74 months
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying amount of intangible asset			$ 0
Amortization expense			$ 916	$ 322
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average period before next renewal or extension			6 years 1 month 6 days